Leader Capital Short Term High Yield Bond Fund

Institutional Shares:	LCCIX
Investor Shares:	LCCMX
Class A Shares:	LCAMX
Class C Shares:	LCMCX

Leader Capital High Quality Income Fund

Institutional Shares:	LCTIX
Investor Shares:	LCTRX
Class A Shares:	LCATX
Class C Shares:	LCCTX

Supplement dated June 5, 2025

Effective June 2, 2025

to the Prospectus and Statement of Additional Information (“SAI”)

dated November 28, 2024

Change of Service Providers

The Board of Trustees has appointed Tait, Weller & Baker, LLP (“Tait”) to serve as the Funds’ Independent Registered Public Accounting Firm. As a result, all references to Sanville & Company as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ending July 31, 2025, in the Funds’ Prospectus and SAI are deleted and replaced with references to Tait. The address of Tait is 50 South 16th Street, Suite 2900, Philadelphia, PA 19102.

Effective June 2, 2025, the Board of Trustees appointed M3Sixty Administration LLC (“M3Sixty”) to serve as the Funds’ administrator, accounting agent, and transfer agent. As a result, all references to Gryphon 17, LLC services as the Funds’ administrator, accountant, and/or transfer agent in the Funds’ Prospectus and SAI are deleted and replaced with references to M3Sixty. The address of M3Sixty is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Also effective June 2, 2025, the Board of Trustees appointed Matrix 360 Distributors LLC (“Matrix 360”) to serve as the Funds’ distributor. As a result, all references to Vigilant Distributors, LLC services as the Funds’ distributor are deleted and replaced with references to Matrix 360. The address of Matrix 360 is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Also effective June 2, 2025, the Board of Trustees appointed M3Sixty to serve as the Funds’ Chief Compliance Officer (“CCO”). As a result, all references to CCO Technology, LLC (d/b/a Joot) services as the Funds’ CCO are deleted and replaced with references to M3Sixty. The address of M3Sixty is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Changes to the Prospectus

In connection with the aforementioned changes, the Funds’ mailing addresses will change. Therefore, beginning June 2, 2025, the Funds’ addresses applicable to purchase or redemption requests made by mail and listed on pages 33 and 35 of the Prospectus are replaced with the following:

Leader Funds Trust

C/O M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

On the last page of the Prospectus, the reference to the sections entitled “Distributor”, “Transfer Agent”, and “Independent Registered Public Accounting Firm” are deleted and replaced in their entirety with the following:

Distributor

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

Transfer Agent

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

Independent Registered Public Accounting Firm

Tait, Weller & Baker, LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

On the last page of the Prospectus, the Funds’ mailing address listed is deleted and replaced in its entirety with the following:

Leader Funds Trust

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

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Changes to the SAI

On page 44 of the SAI the table entitled “Interested Trustee and Officers” is deleted and replaced in its entirety with the following:

Interested Trustee and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by the Officer	Other Directorships held by Officer During the Past Five Years
John E. Lekas - 1958	Trustee Since 2019 and Chairman of the Board since 2022; President since 2019; Treasurer from 2019 to 2022 and 2025	President, Chief Executive Officer, and Senior Portfolio Manager at the Advisor, 1997-present	2	None
Larry E. Beaver, Jr. - 1969	Treasurer Since 2025	Head of Operations, M3Sixty Administration, LLC (2021-present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-2021); Treasurer, Tactical Investment Series Trust (2022-present); Treasurer, 360 Funds (2021-present); Assistant Treasurer, 360 Funds (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, IDX Funds (2017-2021); Assistant Treasurer, WP Funds Trust (2017-2021)	N/A	N/A
Richard Yates - 1965	Compliance Officer Since 2025	President, M3Sixty Enterprises, LLC (2024-present); Chief Legal Officer and CCO, M3Sixty Capital, LLC (2023-present); Of Counsel, McElroy Deutsch (2020–2024); Head of Compliance and Chief Legal Counsel, M3Sixty Administration, LLC (2021–present); CCO and Secretary, IDX Funds (2021–present)	N/A	N/A
Tim Easton - 1968	Anti-Money Laundering (AML) Officer Since 2025

Chief Operating Officer, Matrix 360 Distributors, LLC (2024-Present);

Head of Transfer Agency, M3Sixty Administration, LLC (2022-Present);

Self Employed (2020-2022);

Head of Sales, M3Sixty Administration, LLC (2019-2020)

			N/A	N/A
Bo Howell - 1981	Secretary Since 2022	Managing Partner, FinTech Law, LLC, 2022-present; CEO of CCO Technology, LLC (d/b/a Joot), 2018-present; Shareholder, Strauss Troy Co., LPA, 2020-2022; Partner, Practus LLP, 2018-2020	N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

On page 49 of the SAI the section entitled “The Distributor” is deleted and replaced in its entirety with the following:

Matrix 360 Distributors, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will make reasonable efforts to facilitate the sale of the Funds’ shares.

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The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of each Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment as defined by the Investment Company Act.

The following table sets forth the total compensation received by Vigilant Distributors, LLC, the Trust’s principal underwriter prior to June 2, 2025, from each Fund during the fiscal year ended July 31, 2024:

Fiscal Year End July 31, 2024
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
High Yield Fund	$0	$0	$0	*
High Quality Fund	$139,773	$0	$24,451	*

* The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan and Shareholder Servicing Agreement”.

On page 54 of the SAI the section entitled “Fund Administration, Fund Accounting, and Transfer Agent Services” is deleted and replaced in its entirety with the following:

M3Sixty Administration, LLC, (“M3Sixty”), which has its principal office at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, serves as administrator, fund accountant, and transfer agent for the Funds pursuant to a Master Services Agreement, (the “Agreement”) with the Trust and subject to the supervision of the Board. M3Sixty is primarily in the business of providing administrative, fund accounting, and transfer agent services to retail and institutional mutual funds.

The Agreement became effective on June 2, 2025, and will remain in effect for an initial three years and continue in effect for successive annual periods unless terminated by the Board or M3Sixty. The Agreement is terminable by the Board or M3Sixty on 120 days’ written notice prior to the end of the applicable term or by written consent 120 days prior to the desired termination date and may be assigned by either party, provided that either party may not assign these agreements without the prior written consent of the other party. The Agreement provides that M3Sixty shall be without liability for any action reasonably taken or omitted pursuant to the Agreements.

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Under the Agreement, M3Sixty performs administrative services, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s compliance; (j) maintaining shareholder account records and (k) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

M3Sixty also provides the Funds with accounting services, including: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Funds’ custodian and Advisor; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Funds.

M3Sixty also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to the Agreement. Under the Agreement, M3Sixty is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Prior to June 2, 2025, Gryphon 17, LLC (“Gryphon”) served as the Funds’ administrator, fund accountant, and transfer agent. Gryphon, or the predecessor administrator, received the following fund administration, fund accounting, and transfer agency fees from the Funds for the three most recent fiscal years and for the two-month period ended July 31, 2023.

High Yield Fund

	Administration Fees	Fund Accountant Fees	Transfer Agency Fees
July 31, 2024	$56,914	$21,343	$20,148
June 1 – July 31, 2023*	$9,282	$4,572	$3,295
May 31, 2023	$48,909	$24,090	$19,331
May 31, 2022	$48,004	$23,642	$70,065

* Effective, July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31.

High Quality Fund

	Administration Fees	Fund Accountant Fees	Transfer Agency Fees
July 31, 2024	$388,970	$145,863	$18,048
June 1 – July 31, 2023*	$33,710	$16,604	$3,008
May 31, 2023	$85,907	$42,313	$19,331
May 31, 2022	$43,587	$23,918	$39,389

* Effective, July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31.

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On page 56 of the SAI, the section entitled “Compliance Officer” is deleted and replaced in its entirety with the following:

Compliance Officer

Since June 2, 2025, M3Sixty has provided CCO services to the Trust under the terms of a consulting agreement. M3Sixty’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers, overseeing the Trust’s services providers, conducting ongoing due diligence on such service providers, providing quarterly and annual reports to the Board regarding compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act, and performing other services customary to the role of a CCO to a registered investment company. For the CCO services rendered, the Trust pays M3Sixty an annual fixed fee and any out-of-pocket expenses.

On page 58 of the SAI, the Funds’ mailing address for Texas shareholders who wish to appoint a representative to receive notices of abandoned property in connection with Fund shares is deleted and replaced with the following:

[Leader Capital Short Term High Bond Fund

or

Leader Capital High Quality Income Fund]

C/O M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

You should read this Supplement in conjunction with the Prospectus and SAI dated November 28, 2024, each as may be amended from time to time, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (800) 711-9164.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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